PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property And Equipment Details
Furniture	$ 43,282	$ 31,539	$ 31,539
Equipment	1,137,283	26,022	26,022
Leasehold improvements	3,844,717	10,400	10,400
Subtotal	5,025,282	67,961	67,961
Less accumulated depreciation	(228,206)	(46,592)	(34,311)
Total	$ 4,797,076	$ 21,369	$ 33,650